Employment Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employment Benefit Obligations [Line Items]
Gain on accumulated remeasurement components	₩ 29,229	₩ 614,805
Return on plan assets	167,851	61,875
Cost of sales
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	85,560	101,369	₩ 71,976
Selling and administrative expense
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	16,012	28,301	17,144
Construction In Process And Others
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	₩ 15,639	₩ 14,827	₩ 13,025